ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.

Supplement dated October 15, 2013 to the Prospectus (the "Prospectus") offering shares of AllianceBernstein Global Risk Allocation Fund (the "Fund") dated March 1, 2013.

The Prospectus is revised to reflect the following changes:

•	The Annual Fund Operating Expenses and Examples in Fees and Expenses Table on pages 40-41 are revised as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Management Fees	.51%	.51%	.51%	.51%	.51%	.51%	.51%
Distribution and/or Service (12b-1) Fees	.29%	1.00%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.20%	.22%	.20%	.20%	.26%	.20%	.02%
Other Expenses	.15%	.15%	.15%	.15%	.15%	.15%	.11%

Total Other Expenses	.35%	.37%	.35%	.35%	.41%	.35%	.13%

Total Annual Fund Operating Expenses	1.15%	1.88%	1.86%	.86%	1.42%	1.11%	.64%

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
After 1 Year	$537	$591	$289	$88	$145	$113	$65
After 3 Years	$775	$791	$585	$274	$449	$353	$205
After 5 Years	$1,031	$1,016	$1,006	$477	$776	$612	$357
After 10 Years	$1,763	$2,011	$2,180	$1,061	$1,702	$1,352	$798

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$191	$189
After 3 Years	$391	$585
After 5 Years	$1,016	$1,006
After 10 Years	$2,011	$2,180

•	The following is added as the last sentence of the third paragraph in the Principal Strategies section on page 41:

With respect to the inflation-linked asset class, the Fund may also seek exposure, at times significantly, to commodities and commodities-related instruments and derivatives since these instruments are typically affected directly or indirectly by the level and change in inflation.

•	The following paragraph is added after the fifth paragraph in the Principal Strategies section on page 41:

While the Fund may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, the Adviser expects that the Fund will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Fund except that the Subsidiary, unlike the Fund, may invest, without limitation, in commodities and commodities-related instruments. The Fund will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Fund limits its investment in the Subsidiary to no more than 25% of its total assets. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of federal tax requirements that apply to the Fund.

•	The following risks are added to the Principal Risks section on page 42:

•	Commodity Risk: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•	Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund's ability to gain exposure to commodities investments through investments in the Subsidiary.

•	The following information is added to the introductory paragraph to the Bar Chart on page 43:

Through September 30, 2013, the year-to-date unannualized return for the Class A shares was -1.59%.